SEGMENT REPORTING - Revenues earned from customers for each group of similar products and services (Details) ₫ in Millions		12 Months Ended
		Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 VND (₫)
Revenues earned from external customers for each group of similar products and services
Revenues earned from customers	[1]	₫ 90,178,628	$ 3,589,770,630	₫ 44,019,015	₫ 27,883,821	[2]
All other | Sales of ICE vehicles and merchandise
Revenues earned from external customers for each group of similar products and services
Revenues earned from customers		114,962	4,576,331	106,896	220,397
All other | Sale of spare parts and others
Revenues earned from external customers for each group of similar products and services
Revenues earned from customers		4,372,529	174,058,716	1,823,617	882,146
All other | Leasing activities and other
Revenues earned from external customers for each group of similar products and services
Revenues earned from customers		1,082,001	43,071,574	1,715,625	1,273,598
Car | Sales of e-cars
Revenues earned from external customers for each group of similar products and services
Revenues earned from customers		77,835,372	3,098,418,534	38,471,376	22,750,175
Ebus | Sales of e-buses
Revenues earned from external customers for each group of similar products and services
Revenues earned from customers		1,529,043	60,867,123	130,838	628,115
E-scooter | Sales of e-scooters
Revenues earned from external customers for each group of similar products and services
Revenues earned from customers		5,230,288	208,203,814	1,537,561	1,942,249
Spare parts and aftermarket services | Aftermarket services
Revenues earned from external customers for each group of similar products and services
Revenues earned from customers		₫ 14,433	$ 574,539	₫ 233,102	₫ 187,141

[1]	Including sales to related parties in 2023, 2024 and 2025 of VND19,305.4 billion, VND13,482.8 billion and VND24,373.9 billion (USD970.3 million), respectively.
[2]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control